LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated September 3, 2026, to

PROSPECTUS DATED MAY 1, 2026

As supplemented June 3, 2026 and July 16, 2026

I. MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS: The following is added after the first paragraph in the section entitled “Management of the Funds and Underlying Funds” in the Prospectus listed above:

RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. At a meeting held on August 25, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM. The New Advisory Agreement will be submitted to each Fund’s shareholders for their approval. Shareholders of the Funds as of September 1, 2026 (the “Record Date”) will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held on or about November 24, 2026 (with any postponements or adjournments thereof, the “Special Meeting”). Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on the same terms as the current agreement (except effective and termination dates) for fees that do not exceed those that are currently in effect with respect to each Fund.

II. ADDITIONAL PROPOSAL:

At the meeting held on August 25, 2026, the Board also considered and approved submission to shareholders at the Special Meeting a proposal to elect as a Trustee Ellen M. Needham, a current Trustee who has not previously been elected by shareholders.

Shareholders of record as of the Record Date will be sent a proxy statement containing further information regarding the proposals to be considered at the Special Meeting.

Russell Investment Funds

RUSSELL INVESTMENT FUNDS

Supplement dated September 3, 2026, to

PROSPECTUS DATED MAY 1, 2026

As supplemented June 3, 2026 and July 16, 2026

I. MANAGEMENT OF THE FUNDS: The following is added after the first paragraph in the section entitled “Management of the Funds” in the Prospectus listed above:

RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. At a meeting held on August 25, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM. The New Advisory Agreement will be submitted to each Fund’s shareholders for their approval. Shareholders of the Funds as of September 1, 2026 (the “Record Date”) will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held on or about November 24, 2026 (with any postponements or adjournments thereof, the “Special Meeting”). Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on the same terms as the current agreement (except effective and termination dates) for fees that do not exceed those that are currently in effect with respect to each Fund.

II. ADDITIONAL PROPOSALS:

At the meeting held on August 25, 2026, the Board also considered and approved submission of the following proposals to shareholders at the Special Meeting: (i) a proposal to permit RIM to enter into and materially amend subadvisory agreements with affiliated money managers without shareholder approval; (ii) a proposal to elect as a Trustee Ellen M. Needham, a current Trustee who has not previously been elected by shareholders.

Shareholders of record as of the Record Date will be sent a proxy statement containing further information regarding the proposals to be considered at the Special Meeting.